Property, plant and equipment, net	6 Months Ended
Sep. 30, 2015
Property, plant and equipment, net
Property, plant and equipment, net

3Property, plant and equipment, net

Property, plant and equipment, net consist of the following:

	March 31,	September 30,
	2015	2015	2015
	RMB	RMB	US$

Buildings	581,252	581,508	91,495
Leasehold improvements	14,864	14,864	2,339
Machineries	137,811	146,636	23,072
Motor vehicles	15,209	15,505	2,440
Furniture, fixtures and equipment	40,132	40,205	6,326
Construction-in-progress	4,283	1,706	268

	793,551	800,424	125,940
Less: Accumulated depreciation	(190,384)	(210,363)	(33,099)

Total property, plant and equipment, net	603,167	590,061	92,841

Depreciation expense related to property, plant and equipment for the three months ended September 30, 2014 and 2015 was RMB12,146 and RMB11,420 (US$1,797), respectively. Depreciation expense related to property, plant and equipment for the six months ended September 30, 2014 and 2015 was RMB22,398 and RMB22,593 (US$3,554), respectively.

As of March 31, 2015, buildings with carrying value of RMB107,509 were collateralized for a short-term bank loan of RMB60,000 (Note 4).